INTEGRITY DIVIDEND HARVEST FUND

Schedule of Investments April 29, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS (98.4%)

Communication Services (7.5%)
AT&T Inc	80,000	$1,508,800
BCE Inc	100,000	5,317,000
Verizon Communications Inc	200,000	9,260,000
		16,085,800
Consumer Discretionary (3.1%)
Genuine Parts Co	16,500	2,145,825
Home Depot Inc/The	5,000	1,502,000
McDonald's Corp	6,500	1,619,540
Whirlpool Corp	8,000	1,452,160
		6,719,525
Consumer Staples (16.0%)
British American Tobacco PLC	60,000	2,506,800
Altria Group Inc	144,000	8,002,080
Coca Cola Co/The	114,000	7,365,540
Kimberly Clark Corp	40,000	5,553,200
PepsiCo Inc	16,000	2,747,360
Philip Morris International Inc	62,000	6,200,000
Procter & Gamble Co/The	12,000	1,926,600
		34,301,580
Energy (10.9%)
Coterra Enegy Inc	100,000	2,879,000
Chevron Corp	13,000	2,036,710
Devon Energy Corp	72,000	4,188,240
Enbridge Inc	85,000	3,709,400
Exxon Mobil Corp	56,000	4,774,000
Pioneer Natural Resources Co	15,000	3,487,050
TC Energy Corp	44,000	2,327,600
		23,402,000
Financials (15.1%)
Allstate Corp/The	16,000	2,024,640
BlackRock Inc	6,000	3,748,080
CME Group Inc	10,000	2,193,400
JPMorgan Chase & Co	58,000	6,922,880
Morgan Stanley	48,000	3,868,320
Old Republic International Corp	170,000	3,741,700
Prudential Financial Inc	26,000	2,821,260
Truist Financial Corp	55,000	2,659,250
US Bancorp	90,000	4,370,400
		32,349,930
Health Care (16.2%)
AbbVie Inc	106,000	15,569,280
Johnson & Johnson	34,000	6,135,640
Merck & Co Inc	72,000	6,385,680
Pfizer Inc	138,000	6,771,660
		34,862,260
Industrials (2.6%)
Caterpillar Inc	8,000	1,684,320
Illinois Tool Works Inc	7,000	1,379,770
Lockheed Martin Corp	5,700	2,463,084
		5,527,174
Information Technology (13.0%)
Broadcom Inc	26,000	14,414,140
Cisco Systems Inc	52,000	2,546,960
Intel Corp	55,000	2,397,450
International Business Machines Corp	19,000	2,511,990
Qualcomm Inc	17,000	2,374,730
Texas Instruments Inc	22,000	3,745,500
		27,990,770
Materials (2.8%)
Air Products & Chemicals Inc	10,000	2,340,700
LyondellBasell Industries NV	35,000	3,711,050
		6,051,750
Utilities (11.2%)
AES Corp/The	130,000	2,654,600
American Electric Power Co Inc	60,500	5,996,155
Dominion Resources Inc/VA	36,000	2,939,040
Duke Energy Corp	20,000	2,203,200
Entergy Corp	30,000	3,565,500
NextEra Energy Inc	66,000	4,687,320
Southern Co/The	26,000	1,908,140
		23,953,955

TOTAL COMMON STOCKS (COST: $176,343,962)		$211,244,744

OTHER ASSETS LESS LIABILITIES (1.6%)		$3,479,765

NET ASSETS (100.0%)		$214,724,509

PLC - Public Limited Company

INTEGRITY ESG GROWTH & INCOME FUND

Schedule of Investments April 29, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS (90.2%)

Communication Services (6.7%)
AT&T Inc	65,000	$1,225,900
Walt Disney Co/The	22,000	2,455,860
Verizon Communications Inc	40,000	1,852,000
		5,533,760
Consumer Discretionary (11.3%)
Best Buy Co Inc	10,000	899,300
Home Depot Inc/The	6,000	1,802,400
Lowe's Cos Inc	10,000	1,977,300
Starbucks Corp	26,000	1,940,640
Target Corp	12,000	2,743,800
		9,363,440
Consumer Staples (4.6%)
Kimberly Clark Corp	14,000	1,943,620
PepsiCo Inc	11,000	1,888,810
		3,832,430
Financials (8.7%)
Bank of America Corp	30,000	1,070,400
BlackRock Inc	3,000	1,874,040
JPMorgan Chase & Co	12,000	1,432,320
PNC Financial Services Group Inc/The	6,000	996,600
S&P Global Inc	5,000	1,882,500
		7,255,860
Health Care (8.3%)
*Edwards Lifesciences Corp	20,000	2,115,600
Thermo Fisher Scientific Inc	5,000	2,764,600
UnitedHealth Group Inc	4,000	2,034,200

		6,914,400
Industrials (10.2%)
Caterpillar Inc	5,500	1,157,970
Deere & Co	6,000	2,265,300
FedEx Corp	7,000	1,391,180
Waste Management Inc	13,000	2,137,720
Trane Technologies plc	11,000	1,538,790
		8,490,960
Information Technology (36.7%)
*Advanced Micro Devices Inc	17,000	1,453,840
Apple Inc	20,000	3,153,000
Cisco Systems Inc	35,000	1,714,300
HP Inc	38,000	1,391,940
Intel Corp	50,000	2,179,500
Intuit Inc	5,000	2,093,750
KLA Tencor Corp	6,000	1,915,560
Lam Research Corp	4,000	1,863,040
Mastercard Inc	7,000	2,543,660
Microsoft Corp	6,000	1,665,120
NVIDIA Corp	16,000	2,967,520
QUALCOMM Inc	20,000	2,793,800
salesforce.com Inc	9,000	1,583,460
Visa Inc	15,000	3,196,950
		30,515,440
Materials (2.5%)
Air Products & Chemicals Inc	9,000	2,106,630

Utilities (1.2%)
Exelon Corp	21,000	982,380
		982,380

TOTAL COMMON STOCKS (COST: $51,918,269)		$74,995,300

OTHER ASSETS AND LIABILITIES (9.8%)		$8,105,381

NET ASSETS (100.0%)		$83,100,681

* Non-income producing
PLC - Public Limited Company

INTEGRITY HIGH INCOME FUND

Schedule of Investments April 29, 2022 (unaudited)

	Shares	Fair Value
CORPORATE BONDS (93.2%)

Communication Services (14.5%)
Altice France SA/France - 144A 8.125% 02/01/2027 Callable @ 104.063 08/01/2022	$400,000	$403,000
*(1)AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	27,692	23,194
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	65,000	57,769
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	14,790
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 103.313 08/01/2023	55,000	50,820
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	300,000	266,787
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	39,985
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 104.375 05/01/2022	18,000	18,698
CSC Holdings LLC - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	200,000	183,627
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	380,000
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 102.688 08/15/2022	45,000	16,425
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 104.406 08/15/2023	232,000	218,370
DISH Network Corp 3.375% 08/15/2026	73,000	62,598
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 104.875 05/01/2022	35,000	30,100
FRONTIER COMM HLDGS LLC 5.870% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	12,794
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	168,000	153,308
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	47,000	45,003
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	8,110
Frontier Communications Corp - 144A 8.500% 04/01/2026 Callable @ 102.125 04/01/2023	-	0
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	23,476
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 103.000 11/01/2023	32,000	29,120
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	64,000	55,165
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 105.250 05/15/2022	67,000	69,261
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	113,000	97,666
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	55,000	49,844
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	185,000	172,975
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 103.188 05/01/2022	57,976	58,483
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 104.188 05/01/2022	154,489	152,944
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 07/15/2025	90,000	9
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 08/01/2023	146,000	15
+^(3)INTELSAT EMERGENCE SA ESCROW .000% 10/15/2024	172,000	17
(4)Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	275,000	258,104
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	31,676
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 102.313 09/15/2022	135,000	121,331
Level 3 Financing Inc 5.375% 05/01/2025 Callable @ 100.896 05/01/2022	55,000	54,522
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	33,485
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	160,000	150,320
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024 Callable @ 100.000 11/01/2022	186,000	183,675
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 101.406 03/15/2023	70,000	69,125
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	258,000	265,740
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	150,000	135,000
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	31,600
Lumen Tech Inc 5.625% 04/01/2025 Callable @ 100.000 01/01/2025	22,000	21,450
Lumen Tech Inc 7.500% 04/01/2024 Callable @ 100.000 01/01/2024	113,000	116,051
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	65,000	53,007
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	70,000	62,475
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	88,000	77,700
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027 Callable @ 102.688 08/15/2022	60,000	58,650
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	21,496
Netflix Inc - 144A 5.375% 11/15/2029	40,000	40,040
Netflix Inc 4.875% 04/15/2028	115,000	112,578
Netflix Inc 5.875% 11/15/2028	56,000	57,680
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	82,000	74,146
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	38,200
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	126,000	114,345
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 104.219 07/15/2022	314,000	305,563
SBA Communications Corp 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	53,000	45,463
Scripps Escrow II Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 01/15/2024	41,000	36,445
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	13,352
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 104.406 07/15/2022	20,000	19,100
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	125,000	103,681
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	60,000	50,671
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	176,000	159,060
Sirius XM Radio Inc - 144A 4.125% 07/01/2030 Callable @ 102.063 07/01/2025	55,000	48,295
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	169,000	162,521
Sprint Capital Corp 6.875% 11/15/2028	175,000	192,063
*Sprint Capital Corp 8.750% 03/15/2032	316,000	401,581
Sprint Corp 7.125% 06/15/2024	30,000	31,575
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	324,000	344,655
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	206,374
Sprint Corp 7.875% 09/15/2023	186,000	194,138
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	310,000	305,860
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	87,346
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	10,485
TripAdvisor Inc - 144A 7.000% 07/15/2025 Callable @ 103.500 07/15/2022	4,000	4,100
United States Cellular Corp 6.700% 12/15/2033	105,000	108,463
Univision Communications Inc - 144A 4.500% 05/01/2029 Callable @ 102.250 05/01/2024	100,000	89,750
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 103.313 06/01/2023	5,000	5,013
Zayo Group Holdings Inc - 144A 4.000% 03/01/2027	104,000	90,480
		$7,892,777

Consumer Discretionary (23.2%)
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	15,012
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 101.938 09/15/2022	68,000	62,560
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	135,000	115,385
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	51,000	49,215
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 9.750% 07/15/2027 Callable @ 104.875 07/15/2022	95,000	92,207
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	109,000	107,608
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	46,000	39,618
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 100.000 03/15/2023	57,000	54,221
#American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 102.167 04/01/2023	64,000	59,640
American Axle & Manufacturing Inc 6.875% 07/01/2028	171,000	161,168
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	41,900
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	103,000	92,713
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	77,000	71,803
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	9,818
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	86,000	79,765
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	74,000	63,455
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 104.063 07/01/2023	105,000	109,725
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	65,000	71,500
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	64,000	57,680
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	46,000	41,654
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	59,000	52,953
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	143,000	120,520
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	160,000	139,600
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	30,000	25,838
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	40,000	35,610
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 08/01/2022	446,000	424,886
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	510,900
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	230,000	217,925
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026 Callable @ 101.833 05/01/2022	50,000	50,125
CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	85,000	67,575
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 06/01/2033 Callable @ 102.250 06/01/2027	125,000	102,228
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 103.375 07/15/2022	99,000	100,757
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	118,000	118,590
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	40,000	37,850
Clarios Global LP - 144A 6.750% 05/15/2025	45,000	45,900
Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027 Callable @ 104.250 05/15/2022	115,000	114,929
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	83,000	78,327
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	169,000	159,283
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 102.563 08/15/2022	201,000	188,880
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025 Callable @ 100.000 09/15/2022	45,000	41,850
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	130,000	131,300
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 101.875 11/15/2022	165,000	77,655
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	18,900
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	67,000	63,901
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	315,000	289,217
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	55,000	49,196
DISH DBS Corp 5.000% 03/15/2023	128,000	126,807
DISH DBS Corp 5.875% 07/15/2022	56,000	56,067
*DISH DBS Corp 5.875% 11/15/2024	561,000	544,170
DISH DBS Corp 7.750% 07/01/2026	173,000	162,735
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	110,000	90,200
Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	188,513
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	189,710
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	191,250
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	670,000	656,915
*Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	400,000	399,000
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	53,000	43,110
Gap Inc/The - 144A 3.875% 10/01/2031 Callable @ 101.938 10/01/2026	18,000	14,350
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	48,887
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 104.750 11/01/2022	80,000	78,600
Garda World Security Corp 4.625% 02/15/2027 Callable @ 102.313 02/15/2023	30,000	27,225
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	17,303
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	106,000	94,520
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	41,000	35,644
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	60,000	51,750
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	34,213
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	16,308
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025 Callable @ 102.688 05/01/2022	12,000	12,244
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	23,000	23,328
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	34,000	32,895
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 101.218 04/01/2023	68,000	67,756
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	19,900
IRB Holding Corp - 144A 7.000% 06/15/2025 Callable @ 103.500 06/15/2022	50,000	51,191
L Brands Inc - 144A 9.375% 07/01/2025	3,000	3,375
L Brands Inc 6.750% 07/01/2036	35,000	33,950
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	33,030
Macy's Retail Holdings LLC - 144A 5.875% 03/15/2030 Callable @ 102.938 03/15/2025	15,000	14,141
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	18,480
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 103.063 05/15/2022	21,000	21,497
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	68,000	69,564
Mattel Inc 3.375% 04/01/2026 Callable @ 101.688 04/01/2023	19,000	18,478
Mattel Inc 3.750% 04/01/2029 Callable @ 101.875 04/01/2024	23,000	21,908
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 3.875% 02/15/2029	40,000	37,931
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	9,850
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,850
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	41,790
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	30,300
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	75,000	72,496
#MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	180,000	178,781
*MGM Resorts International 6.000% 03/15/2023	225,000	227,828
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	31,000	30,735
Newell Brands Inc 5.375% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	9,558
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 103.563 04/01/2023	135,000	134,019
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 05/15/2022	82,000	82,820
PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 102.375 02/15/2024	250,000	233,043
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 104.250 10/01/2022	180,000	166,500
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	72,000	69,480
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	102,000	82,493
Royal Caribbean Cruises Ltd - 144A 10.875% 06/01/2023 Callable @ 100.000 03/01/2023	26,000	27,203
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	62,000	67,406
Royal Caribbean Cruises Ltd - 144A 9.125% 06/15/2023 Callable @ 100.000 03/15/2023	9,000	9,291
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	150,000	139,869
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	31,000	26,660
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	18,000	16,200
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	38,800
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	37,484
Service Corp International/US 7.500% 04/01/2027	105,000	114,188
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 102.500 08/01/2022	216,000	208,440
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024 Callable @ 100.000 07/31/2022	165,000	164,340
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 101.833 04/15/2023	30,000	29,175
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 103.500 07/01/2022	118,000	122,573
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	49,000	42,153
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 102.688 04/15/2023	95,000	84,170
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 101.875 04/15/2023	220,000	210,100
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	125,000	113,459
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	51,170
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	28,096
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	139,000	120,410
Tenneco Inc - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	65,000	62,912
Tenneco Inc - 144A 7.875% 01/15/2029 Callable @ 103.938 01/15/2024	24,000	24,240
Tenneco Inc 5.000% 07/15/2026	53,000	51,410
Tenneco Inc 5.375% 12/15/2024 Callable @ 100.000 12/15/2022	20,000	19,553
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	60,860
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 102.375 02/15/2024	15,000	13,856
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	106,340
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	75,000	69,375
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	20,000	18,000
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	73,000	68,328
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	113,000	107,082
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	45,450
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 101.708 04/15/2023	95,000	93,100
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	149,000	133,355
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	49,000	43,210
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 101.406 03/15/2023	85,000	84,715
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	23,031
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	132,000	127,710
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	193,000	168,995
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	35,230
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	73,000	66,339
		$12,667,097

Consumer Staples (4.6%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 101.625 09/15/2022	38,000	34,675
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	77,000	64,865
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	250,000	234,169
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	35,000	31,677
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 104.406 08/15/2022	71,000	68,959
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	34,000	29,391
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	183,000	176,595
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 102.500 04/15/2023	79,000	74,608
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	22,188
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	125,000	120,938
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	58,000	48,213
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	239,000	210,134
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 103.250 08/31/2024	37,000	35,520
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 102.375 01/15/2025	45,000	40,050
+^High Ridge Brands Co 8.875% 03/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	124,000	110,670
Lamb Weston Holdings Inc - 144A 4.375% 01/31/2032 Callable @ 102.188 01/31/2027	17,000	15,258
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	26,000	25,285
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 102.750 10/15/2022	85,000	82,334
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	92,122
Performance Food Group Inc 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	75,000	66,655
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	50,000	42,750
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	25,000	22,750
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	120,000	113,460
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 101.917 03/01/2023	115,000	113,419
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	193,000	168,393
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 103.750 07/01/2022	58,000	49,657
*Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	239,000	200,770
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	15,913
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	128,340
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	44,000	40,947
TreeHouse Foods Inc 4.000% 09/01/2028 Callable @ 102.000 09/01/2023	21,000	17,111
		$2,497,810

Energy (10.4%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	81,000	75,951
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	85,000	82,646
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 101.917 03/01/2023	5,000	4,869
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	68,000	71,102
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	22,473
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	16,000	16,954
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	69,000	74,358
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.250% 04/01/2028 Callable @ 103.125 04/01/2023	37,000	35,890
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 103.438 04/01/2023	35,000	35,053
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	74,003
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	25,000	25,031
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 103.812 12/15/2022	58,000	59,740
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	110,249
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	36,500
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	37,800
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	13,838
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	88,000	89,509
Cheniere Energy Inc 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	85,000	82,238
Cheniere Energy Partners LP - 144A 3.250% 01/31/2032 Callable @ 101.625 01/31/2027	39,000	33,345
Cheniere Energy Partners LP 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	166,000	158,945
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	281
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 102.750 02/05/2023	35,000	34,705
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	14,720
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	31,000	30,613
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	126,000	127,446
Comstock Resources Inc 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	38,000	36,568
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025 Callable @ 101.875 05/15/2022	31,000	31,636
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 102.813 05/01/2022	35,000	34,081
DCP Midstream Operating LP 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	20,000	20,100
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	30,439
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	90,000	81,900
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	32,252
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	100,000	100,250
Endeavor Energy Resources LP / EER Finance Inc 6.625% 07/15/2025 Callable @ 103.313 07/15/2022	24,000	24,630
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	15,573
EnLink Midstream Partners LP 4.150% 06/01/2025 Callable @ 100.000 03/01/2025	10,000	9,725
EnLink Midstream Partners LP 4.400% 04/01/2024 Callable @ 100.000 01/01/2024	65,000	64,181
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,313
EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 11/29/2024 Callable @ 100.000 11/30/2022	-	0
EP Energy LLC / Everest Acquisition Finance Inc - 144A 9.375% 05/01/2024	-	0
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	44,000	39,610
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	49,000	43,995
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	40,000	39,642
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	25,250
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	43,651
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	5,000	4,775
EQT Corp - 144A 3.125% 05/15/2026 Callable @ 101.563 05/15/2023	26,000	24,512
EQT Corp - 144A 3.625% 05/15/2031 Callable @ 100.000 05/15/2030	21,000	19,007
EQT Corp 5.000% 01/15/2029	18,000	17,944
EQT Corp 6.125% 02/01/2025 Callable @ 100.000 01/01/2025	35,000	36,395
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	58,000	51,325
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	133,000	123,358
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 101.563 02/15/2023	10,000	9,325
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	39,463
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	18,000	17,653
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	90,000	81,894
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	46,506
Gulfport Energy Corp - 144A 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	110,000	113,143
Gulfport Energy Corp 6.000% 10/15/2024	-	0
Gulfport Energy Corp 6.375% 01/15/2026 Callable @ 101.594 01/15/2023	-	0
Gulfport Energy Corp 6.625% 05/01/2023	-	0
Gulfport Energy Corp 8.000% 05/17/2026 Callable @ 104.000 05/17/2024	25,000	25,714
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 101.406 02/15/2023	25,000	25,000
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 102.563 06/15/2023	55,000	53,213
Hess Midstream Operations LP 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	43,113
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	28,779
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	22,650
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	33,299
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 6.375% 04/15/2027 Callable @ 103.188 04/15/2024	33,000	33,660
MEG Energy Corp - 144A 7.125% 02/01/2027 Callable @ 103.563 02/01/2023	87,000	88,349
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	69,000	65,948
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	37,000	34,804
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	44,000	36,729
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	74,000	69,698
NRG Energy Inc 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	78,000	76,245
NuStar Logistics LP 5.625% 04/28/2027	30,000	28,782
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	20,895
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	49,882
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	66,000	65,033
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	119,000	124,058
Oasis Petroleum Inc - 144A 6.250% 05/01/2026 Callable @ 101.563 05/01/2022	-	0
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 103.188 06/01/2023	56,000	56,272
Oasis Petroleum Inc 6.875% 01/15/2023	-	0
Occidental Petroleum Corp 5.500% 12/01/2025 Callable @ 100.000 09/01/2025	47,000	47,823
Occidental Petroleum Corp 5.875% 09/01/2025 Callable @ 100.000 06/01/2025	25,000	25,677
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	65,000	68,319
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	26,250
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	80,000	86,700
Occidental Petroleum Corp 8.000% 07/15/2025 Callable @ 100.000 04/15/2025	78,000	84,045
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	51,865
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	56,000	67,261
PBF Holding Co LLC / PBF Finance Corp - 144A 9.250% 05/15/2025 Callable @ 104.625 05/15/2022	33,000	34,196
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	8,000	7,762
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 101.781 11/15/2022	35,000	35,096
Range Resources Corp - 144A 4.750% 02/15/2030 Callable @ 102.375 02/15/2025	24,000	22,853
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	65,000	64,350
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	40,000	42,888
Rockcliff Energy II LLC - 144A 5.500% 10/15/2029 Callable @ 102.750 10/15/2024	28,000	27,160
SM Energy Co 5.625% 06/01/2025 Callable @ 100.938 06/01/2022	30,000	29,325
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	16,000	15,774
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	17,000	16,086
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	107,000	105,646
Southwestern Energy Co 6.700% 01/23/2025 Callable @ 100.000 10/23/2024	6,000	6,086
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 103.875 10/01/2022	27,000	28,176
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 104.188 09/15/2023	25,000	27,031
Sunoco LP / Sunoco Finance Corp - 144A 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	60,000	53,775
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	104,000	93,520
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	60,000	56,090
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 103.000 03/01/2023	40,000	38,400
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	63,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	50,000	46,250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 105.625 10/01/2022	93,000	94,908
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	56,120
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	67,356
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	39,228
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	14,845
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 104.875 07/15/2022	108,000	111,255
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	40,043
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 101.469 07/15/2022	23,043	22,056
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	67,642
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 103.063 08/01/2022	28,290	27,795
Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	178,000	179,113
Western Midstream Operating LP 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	8,000	7,628
Western Midstream Operating LP 4.650% 07/01/2026 Callable @ 100.000 04/01/2026	65,000	64,106
		$5,677,848

Financials (1.9%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	214,015
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	95,000	97,380
(2)Citigroup Inc	10,000	9,777
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	15,529
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	14,825
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	50,000	45,500
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	28,463
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	22,620
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	88,000	80,080
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	75,000	66,563
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	9,700
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 101.750 01/15/2024	20,000	17,570
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	14,736
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	66,000	56,430
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 101.438 10/15/2023	49,000	43,365
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,210
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	125,000	112,500
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	23,670
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	58,000	48,285
WMG Acquisition Corp - 144A 3.750% 12/01/2029 Callable @ 101.875 12/01/2024	85,000	76,181
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	22,375
		$1,026,773

Health Care (13.0%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	45,000	42,638
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	32,000	31,160
Ardent Health Services Inc 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	39,000	35,198
Avantor Funding Inc - 144A 3.875% 11/01/2029 Callable @ 101.938 11/01/2024	25,000	22,433
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	206,000	195,966
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 102.313 04/01/2023	250,000	248,175
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	130,000	115,343
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	34,389
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	126,000	87,457
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	25,020
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	80,000	58,221
Bausch Health Cos Inc - 144A 7.000% 01/15/2028 Callable @ 103.500 01/15/2023	55,000	45,084
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	12,000	10,413
Centene Corp 4.250% 12/15/2027 Callable @ 102.125 12/15/2022	134,000	129,468
*Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	412,000	398,610
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	40,000	33,900
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	72,000	63,119
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	169,000	161,098
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	22,685
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 102.000 03/15/2023	70,000	72,366
CHS/Community Health Systems Inc 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	83,000	68,268
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	161,000	140,070
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	85,000	69,275
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	57,000	48,379
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	149,000	137,755
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	35,000	30,888
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	35,000	31,631
Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	26,250
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 102.188 10/15/2022	150,000	62,250
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 101.625 10/01/2022	50,000	48,438
HCA Inc 3.500% 09/01/2030 Callable @ 102.500 03/01/2030	85,000	76,296
*HCA Inc 5.375% 02/01/2025	312,000	320,522
HCA Inc 5.375% 09/01/2026 Callable @ 100.000 03/01/2026	196,000	200,607
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	178,000	183,952
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	320,202
HealthEquity Inc - 144A 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	22,000	20,103
HealthSouth Corp 5.750% 09/15/2025 Callable @ 100.958 09/15/2022	55,000	55,963
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	137,000	122,049
Hologic Inc 4.625% 02/01/2028 Callable @ 102.312 02/01/2023	95,000	92,921
*IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 101.667 10/15/2022	200,000	199,000
*Jazz Securities DAC - 144A 4.375% 01/15/2029 Callable @ 102.188 07/15/2024	200,000	184,250
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025 Callable @ 100.000 04/15/2023	45,000	23,625
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	60,000	31,500
Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	183,000	159,668
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	97,000	84,390
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	185,326
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	120,000	107,949
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	32,000	31,438
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 103.750 04/01/2023	75,000	68,429
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 102.563 01/15/2023	45,000	42,750
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	42,750
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 102.625 12/15/2022	22,000	20,460
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	40,000	35,386
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 101.563 02/01/2023	117,000	116,123
Tenet Healthcare Corp 4.250% 06/01/2029 Callable @ 102.125 06/01/2024	50,000	45,175
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	26,000	24,505
Tenet Healthcare Corp 4.625% 07/15/2024 Callable @ 100.000 07/15/2022	84,000	83,772
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 101.219 03/01/2023	461,000	448,779
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	280,000	271,870
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 100.000 11/01/2022	240,000	232,200
*Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025 Callable @ 100.000 04/15/2023	259,000	259,971
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 104.250 07/31/2022	99,000	93,538
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 102.250 12/15/2022	404,000	405,517
		$7,086,926

Industrials (11.7%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	165,000	143,550
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	93,000	78,960
ADT Security Corp/The - 144A 4.875% 07/15/2032	158,000	133,708
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 102.500 09/30/2022	26,000	25,123
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	70,000	60,550
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 102.375 10/01/2022	66,000	63,597
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	142,084	140,841
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	130,000	125,265
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	33,609
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	41,000	36,593
Arconic Corp - 144A 6.000% 05/15/2025 Callable @ 103.000 05/15/2022	63,000	63,215
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	143,000	138,531
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	44,340
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	64,925
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	153,000	143,438
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	30,000	29,402
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	35,000	34,213
Bombardier Inc - 144A 7.125% 06/15/2026 Callable @ 103.563 06/15/2023	22,000	20,240
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 100.000 03/15/2023	78,000	75,660
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 102.750 07/15/2022	40,000	40,120
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	88,000	75,130
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	58,275
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	29,000	26,898
Clean Harbors Inc - 144A 4.875% 07/15/2027 Callable @ 102.438 07/15/2022	20,000	19,600
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	64,000	65,742
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	50,960
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 102.500 12/15/2024	23,000	21,390
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	90,000	82,125
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 102.875 10/15/2022	66,000	65,907
First Student Bidco Inc / First Transit Parent Inc 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	102,000	90,854
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 101.875 08/01/2022	34,000	32,215
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	64,000	56,320
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	40,838
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	70,000	68,803
GFL Environmental Inc 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	34,601
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	74,000	66,738
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	115,000	102,638
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 102.750 07/15/2022	135,000	132,260
HERTZ CORP 5.500% 10/15/2024	148,000	740
HERTZ CORP 6.000% 01/15/2028	20,000	1,100
HERTZ CORP 6.250% 10/15/2022	25,000	125
HERTZ CORP 7.125% 08/01/2026	80,000	4,400
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 102.313 12/01/2023	33,000	30,080
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 102.500 12/01/2024	70,000	61,075
Hertz Corp/The - 144A 6.000% 01/15/2028 Callable @ 103.000 01/15/2023	0	0
Hertz Corp/The - 144A 7.125% 08/01/2026 Callable @ 103.563 08/01/2022	0	0
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 102.438 09/15/2022	57,000	54,293
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	37,702
Jeld- 144A Wen Inc - 4.625% 12/15/2025 Callable @ 100.000 12/15/2022	75,000	70,688
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	20,000	18,136
JELD- 144A WEN Inc - 6.250% 05/15/2025 Callable @ 103.124 05/15/2022	45,000	45,956
Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	201,000	177,127
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	70,000	57,049
Manitowoc Foodservice Inc 9.500% 02/15/2024	30,000	30,113
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	70,000	67,018
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	124,000	119,029
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	105,000	107,100
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	24,000	20,760
Mueller Water Products Inc 4.000% 06/15/2029 Callable @ 100.000 06/15/2024	105,000	95,525
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	41,000	38,643
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.625% 10/01/2028 Callable @ 102.813 10/01/2023	115,000	111,441
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	66,000	57,910
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	63,000	57,803
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	4,794
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	187,000	160,070
Ritchie Bros Holdings Inc - 144A 4.750% 12/15/2031 Callable @ 102.375 12/15/2026	40,000	40,000
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	44,573
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	180,459
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	1,985
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,220
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 102.750 10/15/2022	25,000	24,931
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 101.875 04/15/2023	108,000	109,587
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	128,000	117,185
SRS Distribution Inc - 144A 6.000% 12/01/2029 Callable @ 103.000 12/01/2024	60,000	52,650
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	32,000	28,239
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	44,000	35,141
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	177,000	162,840
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	85,000	80,538
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	105,000	92,594
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	40,400
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	73,000	66,978
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 101.563 03/15/2023	70,000	69,738
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	48,000	42,960
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	122,167
Triumph Group Inc - 144A 6.250% 09/15/2024 Callable @ 100.000 09/15/2022	10,000	9,625
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	10,000	10,350
Triumph Group Inc 7.750% 08/15/2025 Callable @ 101.938 08/15/2022	75,000	72,938
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	84,000	72,309
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 105.625 09/15/2022	75,000	77,198
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	67,000	64,689
United Rentals North America Inc 3.875% 02/15/2031 Callable @ 101.938 08/15/2025	35,000	30,863
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	134,000	130,390
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 102.750 05/15/2022	131,000	133,293
VistaJet Malta Finance PLC / XO Management Holding Inc - 144A 6.375% 02/01/2030 Callable @ 103.188 02/01/2025	66,000	57,750
Wabash National Corp 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	53,000	44,361
WESCO Distribution Inc - 144A 7.125% 06/15/2025	60,000	62,325
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	150,000	155,955
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	17,409
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	20,000	7,500
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 103.188 11/15/2022	5,000	2,780
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	109,000	67,702
		$6,361,466
Information Technology (5.9%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 102.875 08/15/2022	64,000	64,640
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	47,000	41,360
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	65,000	60,284
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	89,000	81,983
Booz Allen Hamilton Inc - 144A 4.000% 07/01/2029 Callable @ 102.000 07/01/2024	52,000	47,964
CDK Global Inc - 144A 5.250% 05/15/2029 Callable @ 102.625 05/15/2024	55,000	55,435
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	34,000	29,920
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 102.125 10/01/2022	60,000	56,150
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	35,600
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	74,000	65,215
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 101.500 03/01/2023	151,000	142,423
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 102.063 03/01/2023	170,000	146,200
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	93,000	77,756
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 101.000 06/15/2022	103,000	89,610
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	90,000	82,800
Diebold Nixdorf Inc - 144A 9.375% 07/15/2025 Callable @ 104.688 07/15/2022	33,000	28,892
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	76,000	73,246
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	64,000	56,302
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	56,000	51,940
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	15,000	13,425
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	205,000	196,475
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 102.500 12/14/2024	76,000	71,250
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	304,000	282,720
Microchip Technology Inc 4.250% 09/01/2025	22,000	21,828
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	35,000	32,226
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	35,000	32,307
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	115,000	110,256
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 102.875 09/01/2022	108,000	103,950
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	80,000	76,600
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	109,445
Plantronics Inc - 144A 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	130,000	132,113
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	40,000	37,959
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 103.688 09/01/2022	35,000	35,350
Sabre GLBL Inc - 144A 9.250% 04/15/2025	25,000	26,663
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 101.708 08/15/2022	20,000	17,521
Square Inc 2.750% 06/01/2026 Callable @ 100.000 05/01/2026	75,000	68,402
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	75,000	62,813
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 102.750 03/30/2023	200,000	196,008
Switch Ltd - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	23,000	21,965
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	19,396
Twilio Inc 3.625% 03/15/2029	20,000	17,649
Twilio Inc 3.875% 03/15/2031	20,000	17,189
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	187,364
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A 3.875% 02/01/2029 Callable @ 101.938 02/01/2024	52,000	46,020
		$3,224,613

Materials (6.2%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	30,000	27,297
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	20,776
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	66,000	63,690
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	200,000	170,758
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	142,500
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 102.438 07/15/2022	90,000	89,447
Berry Global Inc 4.500% 02/15/2026 Callable @ 100.000 02/15/2023	15,000	14,756
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	77,000	78,733
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,405
BWAY Holding Co - 144A 5.500% 04/15/2024	225,000	219,488
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	50,000	49,818
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,310
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	10,000	8,663
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	163,000	152,813
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	37,492
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	26,898
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	100,000	89,375
Freeport McMoRan Inc 4.125% 03/01/2028 Callable @ 102.063 03/01/2023	41,000	39,616
Freeport McMoRan Inc 4.375% 08/01/2028 Callable @ 102.188 08/01/2023	37,000	35,825
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	14,993
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026 Callable @ 100.000 04/15/2023	140,000	141,225
Glatfelter Corp - 144A 4.750% 11/15/2029 Callable @ 102.375 11/01/2024	42,000	33,600
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	25,875
Kaiser Aluminum Corp - 144A 4.625% 03/01/2028 Callable @ 102.313 03/01/2023	25,000	22,938
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 105.250 07/15/2022	55,000	53,075
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 103.375 07/15/2022	120,000	115,465
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025	90,000	85,500
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	91,690
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	29,588
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	145,000	138,113
Novelis Corp - 144A 3.250% 11/15/2026 Callable @ 101.625 11/15/2023	43,000	39,235
Novelis Corp - 144A 3.875% 08/15/2031 Callable @ 101.938 08/15/2026	22,000	18,865
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	41,388
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	58,000	57,130
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 100.000 04/01/2023	75,000	72,188
^+(1)(4)Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	0
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	83,073
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	46,760
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	12,285
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 101.750 12/15/2022	135,000	133,650
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	49,000	45,938
Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 104.250 10/15/2023	37,000	34,544
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	128,480
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 100.896 09/01/2022	120,000	115,800
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 102.750 08/15/2022	200,000	193,250
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	47,000	47,824
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	30,363
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 101.438 07/15/2022	50,000	41,000
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 107.125 07/01/2022	40,000	41,650
WR Grace & Co Conn 4.875% 06/15/2027 Callable @ 102.438 06/15/2023	109,000	102,482
WR Grace & Co Conn 5.625% 10/01/2024	10,000	10,025
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	23,853
		$3,366,499

Real Estate (0.6%)
GEO Group Inc/The 5.875% 10/15/2024 Callable @ 100.000 10/15/2022	55,000	48,950
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	70,000	64,158
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	18,450
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	18,051
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	45,320
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 102.500 08/15/2022	40,000	38,050
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	108,000	97,575
		$330,553

Utilities (1.2%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025 Callable @ 100.000 02/20/2025	40,000	39,401
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	70,000	69,133
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	64,000	55,840
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	25,582
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 101.750 06/01/2022	7,000	6,913
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	33,000	27,968
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	14,985
NRG Energy Inc 6.625% 01/15/2027 Callable @ 102.208 07/15/2022	9,000	9,113
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	36,750
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,119
(2) VISTRA CORP - 144A 7.000% 12/15/2026 Callable @ 100.000 12/15/2026	70,000	68,075
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	27,000	24,502
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 102.500 07/31/2022	75,000	71,438
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 101.406 02/15/2023	197,000	194,045
		$652,863

TOTAL CORPORATE BONDS (COST: $55,026,563)		$50,785,225

COMMON STOCKS (2.4%)
Communication Services (0.5%)	Shares
Frontier Communications Parent Inc	3,802	100,335
(3)iHeartMedia Inc	1,902	30,413
+^(3)INTELSAT EMERGENCE SA	3,881	121,281
		$252,029

Consumer Discretionary (0.8%)
(3)Clear Channel Outdoor Holdings Inc	4,640	11,414
NMG Parent LLC	240	44,401
+^(3)MyTheresa Series B Common Shares	21,320	22,940
+^(3)CLAIRE'S STORES	58	19,575
VICI Properties, Inc	11,632	346,750
		$445,080

Energy (0.5%)
^EP Energy Corp	2,035	14,754
HALCON RESOURCES	88	1,658
Oasis Petroleum Inc	1,746	231,624
Whiting Petroleum Corp	591	43,173
		$291,209

Health Care (0.0%)
+^(3)International Oncology Care Inc	1,633	$18,796

Material (0.6%)
+^(3)Reichhold Cayman	162	$312,984

TOTAL COMMON STOCK (COST: $1,224,405)		$1,320,098

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^CLAIRE'S CONVERTIBLE PREFERRED EQUITY	38	97,850
+^MYT HOLDING CO	53,840	58,955
		156,805

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$156,805

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3)INTELSAT JACKSON HOLDINGS SA SERIES A	405	4
+^(3)INTELSAT JACKSON HOLDINGS SA SERIES B	405	4
		$8

Consumer Discretionary (0.0%)
+^(3)NMG Warrants	690	$14,835

Energy (0.0%)
^Chesapeake Energy Corp	14	$749

TOTAL WARRANTS (COST: $1,797)		$15,592

TOTAL INVESTMENTS IN SECURITIES (COST: $56,328,763) (95.9%)		$52,277,720

OTHER ASSETS LESS LIABILITIES (4.1%)		$2,256,691

NET ASSETS (100%)		$54,534,411

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 29, 2022.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. TotalFair Value of illiquid securities amount to $727,128, representing 1.3% of net assets as of April 29, 2022.
#When-issued purchase as of April 29, 2022.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. TotalFair Value of Rule 144A Securities amounts to $34,204,209, representing 63% of net assets as of April 29, 2022.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND

Schedule of Investments April 29, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS (98.0%)

Energy (78.3%)
*Archaea Energy Inc	108,000	$2,376,000
Archrock Inc	30,000	261,300
Baker Hughes a GE Co	170,000	5,273,400
COTERRA ENERGY INC	100,000	2,879,000
Cactus Inc	130,000	6,490,900
ChampionX Corp	271,000	5,718,100
Cheniere Energy Inc	57,000	7,741,170
ConocoPhillips	26,000	2,483,520
DMC Global Inc	30,000	599,700
Devon Energy Corp	203,000	11,808,510
Diamondback Energy Inc	46,000	5,806,580
Enbridge Inc	109,000	4,756,760
Exxon Mobil Corp	73,000	6,223,250
HollyFrontier Corp	46,000	1,748,920
Halliburton Co	60,000	2,137,200
Marathon Oil Corp	190,000	4,734,800
New Fortress Energy Inc	75,000	2,908,500
*NexTier Oilfield Solutions Inc	280,000	3,088,400
Patterson UTI Energy Inc	130,000	2,137,200
Pembina Pipeline Corp	40,000	1,514,000
Phillips 66	76,000	6,593,760
Pioneer Natural Resources Co	25,000	5,811,750
*ProPetro Holding Corp	180,000	2,545,200
Solaris Oilfield Infrastructure Inc	220,000	2,475,000
TC ENERGY CORP	26,000	1,375,400
Valero Energy Corp	58,000	6,465,840
*National Energy Services Reunited Corp	150,000	1,003,500
		106,957,660
Industrials (5.4%)
*Array Technologies Inc	145,000	946,850
*Bloom Energy Corp	35,000	649,600
Generac Holdings Inc	5,000	1,096,900
*Plug Power Inc	28,000	588,560
Quanta Services Inc	18,000	2,087,640
*Shoals Technologies Group Inc	36,000	359,280
*Sunrun Inc	85,000	1,698,300
		7,427,130
Consumer Staples (1.2%)
*Darling Ingredients Inc	23,000	1,687,970

Information Technologies (2.5%)
*Enphase Energy Inc	12,000	1,936,800
*SolarEdge Technologies Inc	5,800	1,452,378
		3,389,178
Materials (4.7%)
Celanese Corp	9,000	1,322,460
Huntsman Corp	30,000	1,016,100
Olin Corp	70,000	4,018,000
		6,356,560
Utilities (5.9%)
Ameren Corp	20,000	1,858,000
CenterPoint Energy Inc	50,000	1,530,500
NextEra Energy Inc	36,000	2,556,720
*Sunnova Energy International Inc	122,000	2,106,940
		8,052,160

TOTAL COMMON STOCKS (COST: $97,757,447)		$133,870,658

OTHER ASSETS AND LIABILITIES (2.0%)		$2,741,315

NET ASSETS (100.0%)		$136,611,973

* Non-income producing

INTEGRITY SHORT TERM GOVERNMENT FUND

Schedule of Investments April 29, 2022 (unaudited)

	Shares	Fair Value
MORTGAGE BACKED SECURITIES (76.8%)

Fannie Mae Pool (26.0%)
FN CA6065 3% 6/1/2050	$147,041	$137,219
FN MA4076 3% 7/1/2035	224,784	221,197
FN CB0573 2.5% 5/1/2046	281,491	259,253
FN BP8780 3% 7/1/2050	268,550	255,405
FN MA3986 3.5% 4/1/2035	147,624	148,304
FN MA3071 4% 7/1/2037	85,406	86,234
FN FM2209 3.5% 1/1/2035	81,018	81,982
FN BM3428 3.5% 1/1/2033	61,897	62,112
FN BM1257 2.5% 4/1/2037	193,623	180,621
FN BO4501 3% 9/1/2049	186,448	176,540
FN 745751 5.5% 9/1/2035	18,890	20,096
FN BM1231 3.5% 11/1/2031	164,029	164,552
FN FM1487 4% 9/1/2039	31,535	31,664
FN 888073 5.5% 2/1/2035	13,993	14,875
FN 995865 4.5% 7/1/2024	13,213	13,458
FN 47935 4.864% 5/1/2027, (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	617	628
FN 252284 6.5% 1/1/2029	38,476	40,632
FN AS5093 2.5% 6/1/2030	354,446	347,823
FN AL7654 3% 9/1/2035	118,742	113,659
FN MA3928 2.5% 2/1/2030	323,395	313,782
FN 555326 5.5% 4/1/2033	84,944	91,445
FN AL5259 3.5% 5/1/2029	118,728	119,186
FN AL9858 3% 3/1/2030	117,900	117,386
FN MA4094 2.5% 8/1/2040	234,154	214,706
FN 748375 1.464% 8/1/2033	662	664
FN FS0600 3% 2/1/2050	134,650	128,823
FN AS8185 3% 10/1/2046	132,538	127,011
FN MA3067 3.5% 7/1/2047	125,442	120,571
FN MA3101 4.5% 8/1/2047	89,599	92,120
FN MA4054 2.5% 6/1/2040	201,923	187,868
FN MA4400 3% 8/1/2051	258,204	244,627
FN BJ0664 3% 3/1/2033	98,291	97,209
FN MA3725 3.5% 7/1/2049	46,191	44,148
FN MA2561 3% 3/1/2031	315,944	314,640
FN CA5979 3% 5/1/2050	85,603	80,043
FN MA4549 3% 2/1/2052	471,648	445,701
FN BP6466 3% 7/1/2050	198,176	187,861
FN MA3689 4% 5/1/2029	112,225	114,764
FN CA1939 4% 6/1/2028	167,061	170,318
FN AS9698 3.5% 5/1/2032	238,225	239,888
FN BM1244 3.5% 6/1/2032	161,052	162,186
FN MA4316 2.5% 4/1/2036	400,217	384,762
FN FM6742 3% 8/1/2040	186,081	178,474
FN MA4043 3% 6/1/2035	148,471	146,284
		6,680,720

Fannie Mae or Freddie Mac (1.0%)
FNCI 3 5/22 3% 3/25/2037	250,000	245,177

Fannie Mae Remics (2.2%)
FNR 2007-54 EF 1.34571% 6/25/2037	555,092	553,413

Fannie Mae-Aces (2.1%)
FNA 2020-M10 X6 1.499064% 8/25/2028 (b)(c)	3,548,037	261,089
FNA 2019-M32 X2 1.22046% 10/25/2029 (b)(c)	4,272,055	272,203
		533,292
FHLMC-GNMA (0.1%)
FHG 23 FC 1.45571% 11/25/2023, (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	12,591	12,597

Freddie Mac Pool (10.4%)
FR QN5456 2% 3/1/2036	378,366	355,239
FR RC1890 2% 3/1/2036	251,238	236,184
FR ZA5250 4% 1/1/2048	265,513	266,717
FR RA5255 3.5% 5/1/2051	199,036	193,591
FR SD8184 3% 12/1/2051	298,977	283,062
FR ZS8670 3.5% 9/1/2032	182,882	184,158
FR ZS8598 3% 2/1/2031	168,701	168,004
FR ZS8686 3% 2/1/2033	117,274	116,068
FR RC2167 2% 7/1/2036	286,694	269,140
FR SB8099 2.5% 4/1/2036	347,606	333,776
FR ZS8087 2.5% 4/1/2033	204,443	199,635
FR ZT1348 3.5% 10/1/2038	76,441	75,157
		2,680,732
Freddie Mac Gold Pool (7.5%)
FG G18605 3% 6/1/2031	127,872	127,445
FG G16502 3.5% 5/1/2033	140,233	141,334
FG NB0014 3.5% 4/1/2049	290,503	283,989
FG H09207 6.5% 8/1/2038	9,784	10,289
FG G18524 3% 9/1/2029	147,614	147,122
FG G18655 3% 8/1/2032	197,464	196,432
FG G01584 5% 8/1/2033	34,668	36,945
FG G13390 6% 1/1/2024	1,296	1,312
FG G13610 5.5% 2/1/2024	2,197	2,222
FG G13692 5.5% 2/1/2024	1,071	1,083
FG G14160 6% 1/1/2024	85	86
FG G14441 4% 3/1/2027	84,171	85,950
FG G16406 3% 1/1/2028	78,580	77,304
FG G18601 3% 5/1/2031	191,155	190,515
FG C91993 3.5% 5/1/2038	150,122	147,273
FG G18596 3% 4/1/2031	483,559	480,761
		1,930,062
Freddie Mac Multifamily Structured Pass Through Certificates (5.6%)
FHMS K111 X1 1.571214% 5/25/2030 (b)(c)	3,069,018	312,233
FHMS K736 X1 1.306556% 7/25/2026 (b)(c)	6,380,521	273,801
FHMS K742 X1 0.778992% 3/25/2028 (b)(c)	2,499,141	84,618
FHMS KJ28 A1 1.766% 2/25/2025	206,280	203,111
FHMS K724 X1 0.269009% 11/25/2023 (b)(c)	4,244,424	14,117
FHMS Q004 A2H 2.802061% 1/25/2046 (b)	142,196	141,985
FHMS Q007 APT1 3.048318% 10/25/2047 (b)	48,849	48,999
FHMS KJ27 A1 2.092% 7/25/2024	28,042	27,985
FHMS K078 XAM 0.008069% 6/25/2028 (b)(c)	33,580,000	129,887
FHMS Q016 XPT1 0.981% 5/25/2026 (b)	3,197,802	87,108
FHMS K738 X1 1.514265% 1/25/2027 (b)(c)	1,895,738	111,418
		1,435,263
Freddie Mac REMICS (0.5%)
FHR 4824 KQ 4% 6/15/2046	63,534	64,311
FHR 4818 BD 3.5% 3/15/2045	37,227	37,403
FHR 2344 ZD 6.5% 8/15/2031	10,410	11,232
FHR 3784 PD 4% 1/15/2026	5,059	5,095
		118,042
Freddie Mac Structured Pass Through Certificates (0.2%)
FRESR 2017-SR01 A2 2.75% 11/25/2022	59,540	59,316

FRESB Mortgage Trust (3.0%)
FRESB 2019-SB60 A5H 3.07% 1/25/2039, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	243,474	244,288
FRESB 2016-SB13 A5H 1.50329% 1/25/2036, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	147,662	147,474
FRESB 2016-SB16 A5H 1.50329% 5/25/2036, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	112,544	112,132
FRESB 2015-SB7 A5 1.50329% 9/25/2035, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	195,188	189,210
FRESB 2015-SB2 A5 1.50329% 7/25/2035, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	82,500	81,664
FRESB 2015-SB3 A5 1.50329% 8/25/2042, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	3,444	3,435
		778,203
Ginnie Mae I Pool (0.3%)
GN 741854 4% 5/15/2025	31,075	31,788
GN 782618 4.5% 4/15/2024	43,418	44,025
		75,813
Ginnie Mae II Pool (2.1%)
G2 MA7707 3.5% 11/20/2051	243,205	238,768
G2 785316 2.435% 9/20/2070	110,053	115,175
G2 MA6932 3% 10/20/2050	170,236	163,325
G2 MA6402 4.5% 1/20/2050	22,711	22,790
		540,059
Government National Mortgage Association (13.8%)
GNR 2021-H08 VF 1.97056% 4/20/2071	288,991	298,563
GNR 2021-110 IO 0.87944% 11/16/2063 (b)(c)	2,303,782	177,451
GNR 2018-108 IA 0.63908% 8/16/2060	969,705	69,659
GNR 2020-H12 IJ 0.86816% 7/20/2070	2,256,957	174,011
GNR 2017-H22 IC 2.5867% 11/20/2067	1,192,164	72,850
GNR 2020-H19 SI 0.96142% 10/20/2070	1,256,975	30,550
GNR 2018-2 IO 0.7057% 12/16/2059 (b)(c)	1,385,130	71,032
GNR 2020-H11 IO 2.05539% 6/20/2070 (b)(c)	3,385,442	214,637
GNR 2020-132 IO 0.85673% 9/16/2062 (b)(c)	1,607,054	115,472
GNR 2015-97 A 2.4% 4/16/2043	256,078	253,756
GNR 2021-36 IO 1.26235% 3/16/2063 (b)(c)	2,294,941	209,939
GNR 2021-150 IO 1.03336% 11/16/2063 (b)(c)	1,083,494	93,563
GNR 2020-H04 IO 0.84571% 2/20/2070 (b)(c)	669,509	41,777
GNR 2014-120 IO 0.50149% 4/16/2056 (b)(c)	1,683,109	29,035
GNR 2017-76 IO 0.82018% 12/16/2056 (b)(c)	2,701,606	126,576
GNR 2014-138 IO 0.58654% 4/16/2056 (b)(c)	545,107	14,001
GNR 2020-57 JI 1.80309% 1/16/2060	2,074,246	252,388
GNR 2013-33 IO 0.30646% 4/16/2054 (b)(c)	7,210,301	41,856
GNR 2020-40 IO 0.87907% 1/16/2062 (b)(c)	1,712,725	111,683
GNR 2020-121 IO 0.91133% 8/16/2060 (b)(c)	1,054,253	75,554
GNR 2018-119 IO 0.65548% 5/16/2060 (b)(c)	727,654	44,577
GNR 2018-137 AB 3.5% 10/20/2048	40,102	39,406
GNR 2021-5 IO 1.11051% 1/16/2061 (b)(c)	3,046,648	252,253
GNR 2017-28 IO 0.65943% 2/16/2057 (b)(c)	2,408,313	98,977
GNR 2012-95 IO 0.26524% 2/16/2053 (b)(c)	7,203,594	59,480
GNR 2013-15 IO 0.55327% 8/16/2051 (b)(c)	2,525,030	47,625
GNR 2013-17 IO 0.28017% 6/16/2054 (b)(c)	3,256,610	28,642
GNR 2013-40 IO 0.42139% 6/16/2054 (b)(c)	2,721,264	40,639
GNR 2013-105 IO 0.28069% 6/16/2054 (b)(c)	4,881,987	22,462
GNR 2013-107 ID 0.20081% 11/16/2047 (b)(c)	1,869,766	8,283
GNR 2013-101 IO 0.21536% 10/16/2054 (b)(c)	2,233,119	30,891
GNR 2014-54 IO 0.33059% 9/16/2055 (b)(c)	2,676,422	31,175
GNR 2014-73 IO 0.50376% 4/16/2056 (b)(c)	3,795,723	65,541
GNR 2013-156 IO 0.29148% 6/16/2055 (b)(c)	2,270,710	22,187
GNR 2014-1 IO 0.1578% 9/16/2055 (b)(c)	2,566,699	17,654
GNR 2014-155 IB 0.80492% 8/16/2055 (b)(c)	148,553	11,828
GNR 2015-130 IO 0.7177% 7/16/2057 (b)(c)	1,473,969	42,384
GNR 2020-H12 IG 1.42451% 7/20/2070 (b)(c)	2,499,516	94,559
GNR 2016-158 IO 0.75696% 6/16/2058 (b)(c)	2,566,035	102,449
		3,535,364
Seasoned Credit Risk Transfer Trust Series (1.4%)
SCRT 2020-3 M5TW 3% 5/25/2060	100,350	97,677
SCRT 2021-1 TTU 2.5% 9/25/2060	214,652	205,742
SCRT 2018-3 MA 3.5% 8/25/2057	64,106	63,993
		367,412

Seasoned Loans Structured Transaction Trust Series 2019-3 (0.7%)
SLST 2019-3 A1C 2.75% 11/25/2029	170,976	166,531

TOTAL MORTGAGE BACKED SECURITIES (Cost: $23,626,472)		$19,711,996

U.S. GOVERNMENT NOTES/BONDS (15.7%)
United States Treasury Inflation Indexed Bonds 0.125% 7/15/2022	185,063	188,424
United States Treasury Note/Bond 1.00% 12/15/2024	1,125,000	1,073,013
United States Treasury Bill 0.00% 6/30/2022	1,125,000	1,123,710
United States Treasury Bill 0.00% 8/25/2022	675,000	672,728
United States Treasury Bill 0.00% 4/20/2023	1,000,000	980,428
TOTAL U.S. GOVERNMENT BILLS/NOTES/BONDS (Cost $4,091,798)		$4,038,302

SHORT-TERM INVESTMENTS (12.0%)
Morgan Stanley Institutional Liquidity Fund, 0.140% (d)	3,090,238	3,090,238
TOTAL SHORT-TERM INVESTMENTS (Cost $3,090,238)		$3,090,238

TOTAL INVESTMENTS (Cost $30,808,508) (104.5%)		$26,840,536

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.5%)		$(1,158,458)

NET ASSETS (100.0%)		$25,682,078

(a) Variable rate security; the rate shown represents the rate at April 29, 2022. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at April 29, 2022. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of April 29, 2022.

LIBOR - London InterBank Offered Rate.
1 Month LIBOR USD - 1 Month US Dollar LIBOR, rate disclosed as of April 29, 2022, based on the last reset date of the security.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 29, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity ESG Growth & Income Fund	Integrity High Income Fund	Integrity Mid-North American Resources Fund	Integrity Short Term Government Fund
Investments at cost	$176,343,962	$74,995,300	$56,328,763	$97,757,447	$30,808,508
Unrealized appreciation	$39,161,012	$26,058,191	$924,581	$43,526,276	$25,765
Unrealized depreciation	($4,260,230)	($2,981,161)	($4,975,624)	($7,413,065)	($3,993,736)
Net unrealized appreciation (depreciation)*	$34,900,782	$23,077,031	($4,051,043)	$36,113,211	($3,967,971)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 29, 2022:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$211,244,744	$0	$0	$211,244,744
Total	$211,244,744	$0	$0	$211,244,744

Integrity ESG Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$74,995,300	$0	$0	$74,995,300
Total	$74,995,300	$0	$0	$74,995,300

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$802,923	$21,599	$495,576	$1,320,098
Corporate Bonds	$0	$50,785,225	$0	$50,785,225
Convertible Preferred Stock	$0	$0	$156,805	$156,805
Warrants	$0	$749	$14,843	$15,592
Total	$802,923	$50,807,573	$667,224	$52,277,720

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$133,870,658	$0	$0	$133,870,658
Total	$133,870,658	$0	$0	$133,870,658

Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$19,711,996	$0	$19,711,996
U.S. Government Notes/Bonds	$0	$4,038,302	$0	$4,038,302
Short-Term Investments	$3,090,238	$0	$0	$3,090,238
Total Investments in Securities	$3,090,238	$23,750,298	$0	$26,840,536

Please refer to the Schedule of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the quarter ended April 29, 2022, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as			Realized	Change in unrealized	Balance as
High Income Fund	7/31/2021	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	4/29/2022
Common Stock	$ 378,165	$0	$0	$0	$117,411	$ 495,576
Corporate Bonds	$ -	$0	$0	$0	$0	$ -
Convertible Preferred Stock	$ 140,430	$0	($7,882)	$6,007	$18,250	$ 156,805
Warrants	$ 13,455	$0	$0	$0	$1,388	$ 14,843

Asset Class	Fair Value at April 29, 2022	Valuation Technique	Unobservable Inputs	Range	Impact to Valuation from Input	Weighted Average
Common Stock	$163,796	Market Comparable Transaction	Broker Quote	$1.08 - $337.50	Increase/ Decrease	$40.48
Common Stock	$331,780	Market Comparable Companies	EBITDA Multiple	6.25x - 6.50x	Increase/ Decrease	6.49x
Convertible Preferred Stock	$156,805	Market Comparable Transaction	Broker Quote	$1.10 - $2,575.00	Increase/ Decrease	$1,607.27
Warrants	$14,843	Market Comparable Transaction	Broker Quote	$0.01 - $21.50	Increase	$21.49